Airport taxes and fees (Details) - BRL (R$)	Dec. 31, 2023	Dec. 31, 2022
Airport taxes and fees abstract [Abstract]
Airport fee	R$ 1,490,514,000	R$ 1,087,232,000
Boarding tax	248,689,000	213,093,000
Others airport taxes and fees	20,880,000	34,444,000
Total	1,760,083,000	1,334,769,000
Current	588,404,000	831,897,000
Non-current	R$ 1,171,679,000	R$ 502,872,000